Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 370	$ 332
Accounts receivable and other current assets (Note 7)	1,297	1,357
Prepaid expenses	88	84
Inventories (Note 8)	394	398
Regulatory assets (Note 9)	425	324
Assets held for sale (Note 23)	0	766
Total current assets	2,574	3,261
Other assets (Note 10)	620	552
Regulatory assets (Note 9)	2,958	2,751
Property, plant and equipment, net (Note 11)	33,988	32,757
Intangible assets, net (Note 12)	1,260	1,200
Goodwill (Note 13)	12,004	12,530
Total assets	53,404	53,051
Current liabilities
Short-term borrowings (Note 15)	512	60
Accounts payable and other current liabilities (Note 14)	2,378	2,289
Regulatory liabilities (Note 9)	572	656
Current installments of long-term debt (Note 15)	690	926
Current installments of finance leases (Note 16)	24
Current installments of finance leases (Note 16)		252
Liabilities associated with assets held for sale (Note 23)	0	69
Total current liabilities	4,176	4,252
Other liabilities (Note 17)	1,446	1,138
Regulatory liabilities (Note 9)	2,786	2,970
Deferred income taxes (Note 25)	2,969	2,686
Long-term debt (Note 15)	21,501	23,159
Finance leases (Note 16)	413
Finance leases (Note 16)		390
Total liabilities	33,291	34,595
Commitments and contingencies (Note 29)
Equity
Common shares (Note 18)	13,645	11,889
Preference shares (Note 20)	1,623	1,623
Additional paid-in capital	11	11
Accumulated other comprehensive income (Note 21)	336	928
Retained earnings	2,916	2,082
Shareholders' equity	18,531	16,533
Non-controlling interests	1,582	1,923
Total equity	20,113	18,456
Total liabilities and equity	$ 53,404	$ 53,051